Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2065 FundSupplement dated November 23, 2022to the Prospectus dated February 28, 2022Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.Effective immediately, the table under the heading “Average Annual Total Returns (For the Periods Ended December 31, 2021)” on page 54 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	Since Fund Inception	Fund Inception Date
Class A Shares – Before Taxes	10.53%	18.86%	2/28/2020
Class A Shares – After Taxes on Distributions	8.39%	16.16%	2/28/2020
Class A Shares – After Taxes on Distributions and Sales of Shares	6.42%	13.47%	2/28/2020
Class R Shares – Before Taxes	16.96%	22.39%	2/28/2020
Class R6 Shares – Before Taxes	17.78%	23.28%	2/28/2020
Institutional Service Class Shares – Before Taxes	17.48%	23.00%	2/28/2020
S&P Target Date To 2060+ Index (The Index does not pay sales charges, fees, expenses or taxes.)	17.91%	21.76%

Nationwide Destination 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2065 FundSupplement dated November 23, 2022to the Prospectus dated February 28, 2022Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.Effective immediately, the table under the heading “Average Annual Total Returns (For the Periods Ended December 31, 2021)” on page 54 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	Since Fund Inception	Fund Inception Date
Class A Shares – Before Taxes	10.53%	18.86%	2/28/2020
Class A Shares – After Taxes on Distributions	8.39%	16.16%	2/28/2020
Class A Shares – After Taxes on Distributions and Sales of Shares	6.42%	13.47%	2/28/2020
Class R Shares – Before Taxes	16.96%	22.39%	2/28/2020
Class R6 Shares – Before Taxes	17.78%	23.28%	2/28/2020
Institutional Service Class Shares – Before Taxes	17.48%	23.00%	2/28/2020
S&P Target Date To 2060+ Index (The Index does not pay sales charges, fees, expenses or taxes.)	17.91%	21.76%

Nationwide Destination 2065 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.53%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	18.86%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Nationwide Destination 2065 Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.96%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	22.39%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Nationwide Destination 2065 Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.78%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	23.28%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Nationwide Destination 2065 Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.48%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	23.00%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Nationwide Destination 2065 Fund | After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	16.16%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Nationwide Destination 2065 Fund | After Taxes on Distributions and Sales of Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.42%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	13.47%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Nationwide Destination 2065 Fund | S&P Target Date To 2060+ Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.91%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	21.76%